Provision for Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current taxes:
Netherlands, Current taxes	$ (10)	$ (1)	$ (3)
Foreign, Current taxes	(17)	(20)	(29)
Total Current taxes	(27)	(21)	(32)
Deferred taxes:
Netherlands, Deferred taxes	1	5	(10)
Foreign, Deferred taxes	6	15	21
Total Deferred taxes	7	20	11
Total provision for income taxes	$ (20)	$ (1)	$ (21)